ADVANCES TO SUPPLIERS (Tables)	6 Months Ended
Jun. 30, 2023
ADVANCES TO SUPPLIERS
Schedule of advances to suppliers

	June 30,	December 31,
	2023	2022
Forestry development program and partnerships	1,981,199	1,592,132
Advance to suppliers - others	103,181	108,146
	2,084,380	1,700,278

Current	103,181	108,146
Non-current	1,981,199	1,592,132